FAIR VALUE MEASURMENTS (Schedule of Assets and Liabilities Measured at Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair value measurements [Line Items]
Marketable securities	$ 7,062	$ 561
Embedded derivatives		1,529	[1]
Level 1 [Member]
Fair value measurements [Line Items]
Marketable securities	7,062	561
Embedded derivatives			[1]
Level 3 [Member]
Fair value measurements [Line Items]
Marketable securities
Embedded derivatives		$ 1,529	[1]

[1]	The embedded derivatives were presented in the Company's balance sheets on a combined basis with the related host contract (the convertible loans).